Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Deferred Revenue
Ending balance	$ 2,452	$ 1,804
Acquisitions	316	330
Net addition	332	36
Beginning balance	$ 1,804	$ 1,438